Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
($ In millions)

For the Year Ended December 31, 2023 (Successor Company)
2023	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$17	$(1)	$16
ACL on mortgage loans	15	11	—	26
ACL on reinsurance recoverables	21	—	(3)	18
For the Year Ended December 31, 2022 (Successor Company)
2022	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$1	$(1)	$—
ACL on mortgage loans	12	3	—	15
ACL on reinsurance recoverables	35	—	(14)	21
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
2021	Balance July 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	$—	$—	$—	$—
ACL on mortgage loans	12	—	—	12
ACL on reinsurance recoverables	34	1	—	35

For the Six Months Ended June 30, 2021 (Predecessor Company)
2021	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance June 30,
ACL on fixed maturities, AFS	$1	$—	$—	$1
ACL on mortgage loans	17	(6)	—	11
ACL on reinsurance recoverables	7	—	—	7